FINANCE RECEIVABLES (Details 4) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Finance receivables past due
60-89 Days Past Due	$ 4,744,331	$ 3,918,919
90-180 Days Past Due	12,320,526	11,308,424
Total 60-180 Days Past Due	17,064,857	15,227,343
0-59 Days Past Due	347,132,831	381,575,665
Total Finance Receivables	364,197,688	396,803,008
Military Loans
Finance receivables past due
60-89 Days Past Due	4,402,518	3,538,602
90-180 Days Past Due	11,223,011	10,253,321
Total 60-180 Days Past Due	15,625,529	13,791,923
0-59 Days Past Due	332,918,659	355,569,242
Total Finance Receivables	348,544,188	369,361,165
Retail installment contracts
Finance receivables past due
60-89 Days Past Due	341,813	380,317
90-180 Days Past Due	1,097,515	1,055,103
Total 60-180 Days Past Due	1,439,328	1,435,420
0-59 Days Past Due	14,214,172	26,006,423
Total Finance Receivables	$ 15,653,500	$ 27,441,843